Fair Value Measurements (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 21, 2023
Dividend yield		$ 0
Expected volatility		$ 6,250,000.00
Maximum [Member]
Expected term (in years)		9 months
Minimum [Member]
Expected term (in years)		5 months 23 days
Monte Carlo Simulation [Member]
Stock price	$ 3.59	$ 1.70	$ 6.49
Expected term (in years)		4 years 11 months 23 days	5 years 3 days
Dividend yield	$ 0	$ 0	$ 0
Expected volatility	$ 56,900	$ 4,150,000	$ 1,390,000
Risk-free interest rate	14.83%	3.84%	3.87%
Monte Carlo Simulation [Member] | Maximum [Member]
Expected term (in years)			9 months
Monte Carlo Simulation [Member] | Minimum [Member]
Expected term (in years)			5 months 23 days
Montee Carlo Model [Member]
Stock price		$ 1.70	$ 6.49
Expected term (in years)		5 years	5 years
Dividend yield		$ 0	$ 0
Expected volatility		$ 7,590,000	$ 7,640,000
Risk-free interest rate		3.84%	3.87%
Monte Carlo Model One [Member]
Stock price	$ 3.59	$ 1.70
Expected term (in years)	4 years 6 months		5 years
Dividend yield	$ 0	$ 0
Expected volatility	$ 62,900	$ 75,900
Risk-free interest rate	4.33%	3.84%